Springstone Acquisition (Details Narrative) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands		8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 17, 2014	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business acquisition, amount of cash paid							$ 109,464
Acquisition related costs reported in general and administrative expense							$ 2,300
Springstone Financial, Llc [Member]
Business Acquisition [Line Items]
Business acquisition, date of acquisition					Apr. 17, 2014
Business acquisition, name of acquired entity	Springstone
Business acquisition, purchase price of acquired entity	$ 111,800
Business acquisition, amount of cash paid	10,900
Business acquisition, consideration placed in third party escrow to secure retention of key employees	25,600
Cash consideration held in escrow subject to vesting condition	$ 3,500
Requisite service period	3 years
Vesting period for compensation arrangement	3 years
Business acquisition, cash placed in third party escrow to secure indemnification obligations	$ 19,000
Indemnification escrow holding period	15 months
Transactions costs paid	$ 2,400
Revenue		$ 15,300
Springstone Financial, Llc [Member] | Series F Preferred Stock [Member]
Business Acquisition [Line Items]
Issuance of Series F convertible preferred stock for the acquisition of Springstone	2,800
Business acquisition, value of shares placed in third party escrow to secure retention of key employees	$ 22,100				$ 22,100
Vesting period for compensation arrangement					3 years